FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows

The following table summarizes the maturities of the Company’s financial liabilities as at December 31, 2018 based on the undiscounted contractual cash flows:

			Less
	Carrying	Contractual	than 1	1 - 3	4 - 5	After 5
	amount	cash flows	year	years	years	years
	$	$	$	$	$	$
Bank indebtedness	39,464	39,464	-	-	-	-
Accounts payable	3,705,748	3,705,748	-	-	-	-
Interest payable	903,086	903,086	-	-	-	-
Convertible debentures	1,387,624	1,500,000	-	-	-	-
Promissory note payable	1,780,822	1,780,822	-	-	-	-
Loans payable	1,106,222	1,106,222	-	-	-	-
Loans from related parties	2,109,780	2,109,780	-	-	-	-
Bonds payable	865,937	-	-	966,300	-	-
Total	11,898,683	11,145,122	-	966,300	-	-

Schedule of Financial Instruments Denominated in Foreign Currencies

At December 31, 2018, the Company had the following financial instruments denominated in foreign currencies:

	Argentinian	Colombian	Mexican	United States	Total
	Pesos	Pesos	Pesos	Dollars
	$	$	$	$	$
Cash and cash equivalents	38,481	14,752	73,962	221	127,415
Accounts receivable	36,143	37,017	275,429	45,500	394,089
Other receivable	67,142	-	-	-	67,142
Bank indebtedness	-	-	-	(39,464)	(39,464)
Accounts payable	1,330,347	236,385	944,405	(230,911)	2,280,225
Interest payable	-	-	-	(865,044)	(865,044)
Promissory note payable				(1,780,822)
Loans payable	(315,232)	(147,135)	-	(643,855)	(1,106,222)
Loans from related parties	(124,844)	(207,803)	-	(1,777,133)	(2,109,780)
Total	1,032,037	(66,784)	1,293,796	(5,291,508)	(1,251,639)